Net Loss Per Share (Tables)	12 Months Ended
Mar. 31, 2026
Earnings Per Share [Abstract]
Schedule of Basic and Diluted Earnings Per Share

The following is a reconciliation of the basic and diluted earnings per share computation:

	For the Years Ended March 31,
	2026	2025	2024
Net income (loss) attributable to controlling interest	$(1,250,422)	$10,194,467	$(4,234,228)
Weighted average shares used in basic computation	72,668	36,954	9,628
Diluted effect of stock options and warrants
Weighted average shares used in diluted computation	72,668	36,954	9,628
Income (loss) per share – Basic:
Net income (loss) before noncontrolling interest	$(17.21)	$275.87	$(439.78)
Add: Net income (loss) attributable to noncontrolling interest	$-	$-	$-
Net income (loss) attributable to controlling interest	$(17.21)	$275.87	$(439.78)
Income (loss) per share – Diluted:
Net income (loss) before noncontrolling interest	$(17.21)	$275.87	$(439.78)
Add: Net income (loss) attributable to noncontrolling interest	$-	$-	$-
Net income (loss) attributable to controlling interest	$(17.21)	$275.87	$(439.78)